Note 1 - Nature of the Business (Details Textual) $ / shares in Units, ¥ in Millions		1 Months Ended							2 Months Ended	12 Months Ended			19 Months Ended
	Jun. 18, 2020 $ / shares shares	Nov. 30, 2020 USD ($) $ / shares shares	Jul. 31, 2020 USD ($)	Jun. 30, 2020 USD ($) $ / shares shares	Jul. 31, 2019 USD ($) $ / shares shares	Jul. 03, 2019 USD ($)	Jul. 03, 2019 CNY (¥)	May 31, 2018 USD ($) $ / shares shares	Nov. 30, 2019 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares								$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Proceeds from Issuance of Common Stock										$ 112,577,000	$ 69,454,000	$ 14,000,000
Investment Agreement Amount | ¥							¥ 100
Proceeds from Noncontrolling Interests										$ 80,000	$ 10,083,000
Wanchunbulin [Member]
Investment Agreement Amount						$ 14,537
Proceeds From Noncontrolling Interest, Percent						4.76%	4.76%
Proceeds from Noncontrolling Interests						$ 10,083,000	¥ 70
Jefferies [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares													630,228
Proceeds from Issuance of Common Stock													$ 13,185,000
Private Placement [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares	384,615							739,095
Proceeds from Issuance of Common Stock								$ 20,000,000
Shares Issued, Price Per Share (in dollars per share) | $ / shares	$ 13							$ 27.06
Proceeds from Issuance of Common Stock, Net			$ 5,000,000
Public Offering [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares		8,625,000		2,219,500	2,058,825				1,908,996
Shares Issued, Price Per Share (in dollars per share) | $ / shares		$ 10		$ 13	$ 17				$ 13.50
Proceeds from Issuance of Common Stock, Net		$ 86,250,000		$ 28,854,000	$ 35,000,000
Proceeds From Noncontrolling Interest									$ 25,771,000